Label	Element	Value
IFRS 15 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	smmt_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	£ (13,059,000)
Accumulated other comprehensive income [member] | IFRS 15 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	smmt_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	£ (13,059,000)